Financial Investments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Financial Investments

20. FINANCIAL INVESTMENTS

	2018 £m	2017 £m
Asset backed securities(1)		2,180
Debt securities:
– Available-for-sale(2)		8,772
– Held-to-maturity(3)		6,578
Available-for-sale equity securities(4)		81

		17,611

(1)	These were reclassified to ‘Other financial assets at amortised cost’ and ‘Other financial assets at fair value through profit or loss’ on adoption of IFRS 9. See Note 44.
(2)	These were reclassified to ‘Financial assets at FVOCI’ and ‘Other financial assets at fair value through profit or loss’ on adoption of IFRS 9. See Note 44.
(3)	These were reclassified to ‘Other financial assets at amortised cost’ on adoption of IFRS 9. See Note 44.
(4)	These were reclassified to ‘Other financial assets at fair value through profit or loss’ on adoption of IFRS 9. See Note 44.

On adoption of IFRS 9, the Santander UK group split the ‘financial investments’ balance sheet line item between ‘other financial assets at amortised cost’ and ‘financial assets at FVOCI’. For more information, see Note 44.

A significant portion of the debt securities were held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Financial Investments

6. FINANCIAL INVESTMENTS

These consisted of investments in subordinated notes and have a maturity greater than 10 years. On adoption of IFRS 9, the ‘financial investments’ balance sheet line item was split. This resulted in the inclusion of the ‘other financial assets at amortised cost’ balance sheet line. This approach aligns the balance sheet line items to the IFRS 9 accounting classifications and provides a clearer understanding of our financial position.